Income tax expenses - Summary of Income tax expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income tax expenses
Current taxes	€ (114)	€ (497)
Deferred taxes	603	226
Income taxes	€ 489	€ (271)